FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Sep. 30, 2025
Fair Value Disclosures [Abstract]
SCHEDULE OF ASSETS AND LIABILITIES THAT ARE MEASURED AT FAIR VALUE ON A RECURRING BASIS

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at September 30, 2025 and December 31, 2024 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

		Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
September 30, 2025	Level	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Convertible Notes	3	$-	$-	$995,891
Forward Purchase Agreement liabilities	3	-	-	9,901
Derivative liability	3	$-	$-	$3,554,265

December 31, 2024
Liabilities:
Convertible Notes	3	$-	$-	$3,617,508
Loan and Transfer note payable	3	-	-	499,214
Forward Purchase Agreement liabilities	3	$-	$-	$49,285

SCHEDULE OF CONVERTIBLE NOTES	The key inputs of the models used to value the Company’s convertible notes as of September 30, 2025 were:
Inputs	September 30, 2025
Term Remaining - Years	0.68
Share Price	$0.21
Debt Rate	11.78%

SCHEDULE OF FAIR VALUE OF THE CONVERTIBLE NOTES

The change in the fair value of the convertible notes measured using Level 3 inputs is summarized as follows:

For the Nine Months ended September 30, 2025
Balance, December 31, 2024	$-
Fair value at issuance	3,000,000
Paid in kind Interest	193,950
OID amortized	637,606
Repayment of Note	(3,032,645)
Change in fair value	196,980
Balance, September 30, 2025	$995,891

SCHEDULE OF FAIR VALUE OF THE FORWARD PURCHASE AGREEMENT

The change in the fair value of the forward purchase agreement measured using Level 3 inputs is summarized as follows:

Balance, December 31, 2024	$-
Assumed in Reverse Acquisition	49,034
Change in fair value	269
Forward purchase agreement at March 31, 2025	49,303
Change in fair value	(18)
Forward purchase agreement at June 30, 2025	49,285
Change in fair value	(39,384)
Forward purchase agreement at September 30, 2025	$9,901

SCHEDULE OF SUBSCRIPTION FINANCIAL LIABILITIES

The key inputs of the models used to value the Company’s derivative liabilities as of September 30, 2025 were:

Inputs	September 30, 2025
Term Remaining - Years	0.39 - 0.50
Share Price	$0.21- $0.47
Risk Free Rate	3.88% - 4.11%

Summary of Change in Fair Value of Derivative Liability

The change in the fair value of the derivative liability measured using Level 3 inputs is summarized as follows:

For the nine months ended September 30, 2025
Balance, December 31, 2024	$-
Initial recognition	4,101,583
Change in fair value	(547,318)
Derivative liability at September 30, 2025	$3,554,265